JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 4,049,508	$ 1,198,628	$ 1,144,418
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	326,368	103,703	670,065
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 3,723,140	564,598	856,006
Moolec Science Ltd
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			(383,447)
Moolec Science S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates		467,714
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates		$ 62,613	$ 1,794